Schedule of Investments
March 31, 2021
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–99.17%
Australia–2.98%
Dexus	243,629	$1,807,910
GPT Group (The)	366,648	1,284,528
Mirvac Group	338,173	644,406
Stockland	327,341	1,097,454
		4,834,298
Belgium–0.96%
Cofinimmo S.A.	6,824	994,270
Montea C.V.A	5,382	562,064
		1,556,334
Brazil–0.62%
BR Malls Participacoes S.A.(a)	207,800	373,613
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	52,000	227,728
Iguatemi Empresa de Shopping Centers S.A.	23,900	158,805
Multiplan Empreendimentos Imobiliarios S.A.	55,900	243,218
		1,003,364
Canada–2.48%
Allied Properties REIT	63,772	2,062,301
Canadian Apartment Properties REIT	14,606	625,988
Killam Apartment REIT	57,471	846,493
Summit Industrial Income REIT	43,461	493,160
		4,027,942
China–5.84%
Agile Group Holdings Ltd.	318,000	522,028
China Overseas Land & Investment Ltd.	334,000	870,603
China Resources Land Ltd.	368,444	1,784,895
China Vanke Co. Ltd., H Shares	270,100	1,059,190
CIFI Holdings Group Co. Ltd.	328,000	319,144
ESR Cayman Ltd.(a)(b)	187,800	617,357
KWG Group Holdings Ltd.	259,000	444,326
Longfor Group Holdings Ltd.(b)	288,500	1,921,034
Shimao Group Holdings Ltd.	335,500	1,056,219
Sunac China Holdings Ltd.	203,000	874,388
		9,469,184
France–1.21%
Gecina S.A.	10,007	1,377,949
ICADE	8,016	585,786
		1,963,735
Germany–6.42%
Aroundtown S.A.	195,355	1,390,530
Deutsche Wohnen SE	23,625	1,102,079
Grand City Properties S.A.	53,523	1,340,774
Sirius Real Estate Ltd.	427,525	522,480
Vonovia SE	92,759	6,058,846
		10,414,709
Hong Kong–6.47%
CK Asset Holdings Ltd.	249,000	1,513,564
Shares		Value
Hong Kong–(continued)
Hongkong Land Holdings Ltd.	250,500	$1,231,394
Kerry Properties Ltd.	355,000	1,145,187
Link REIT	126,600	1,154,164
New World Development Co. Ltd.	365,000	1,890,649
Sun Hung Kai Properties Ltd.	134,000	2,032,658
Wharf Real Estate Investment Co. Ltd.	272,000	1,527,875
		10,495,491
India–0.13%
DLF Ltd.	54,245	213,829
Indonesia–0.25%
PT Pakuwon Jati Tbk(a)	10,799,200	403,100
Italy–0.46%
Infrastrutture Wireless Italiane S.p.A.(b)	66,377	740,695
Japan–10.28%
Activia Properties, Inc.	210	923,162
Daiwa Office Investment Corp.	100	704,572
Japan Hotel REIT Investment Corp.	1,715	967,491
Japan Metropolitan Fund Investment Corp.	1,093	1,117,407
Japan Prime Realty Investment Corp.	248	926,736
Kenedix Office Investment Corp.	120	854,177
LaSalle Logiport REIT	384	582,024
Mitsubishi Estate Co. Ltd.	115,900	2,032,507
Mitsui Fudosan Co. Ltd.	116,358	2,656,023
Mitsui Fudosan Logistics Park, Inc.	235	1,160,771
Nippon Building Fund, Inc.	129	760,174
Nippon Prologis REIT, Inc.	211	678,398
Nomura Real Estate Master Fund, Inc.	871	1,309,861
ORIX JREIT, Inc.	663	1,155,241
Tokyu Fudosan Holdings Corp.	143,200	851,979
		16,680,523
Malta–0.00%
BGP Holdings PLC (Acquired 08/06/2009; Cost $0)(a)(b)(c)	1,355,927	2
Mexico–0.33%
Macquarie Mexico Real Estate Management S.A. de C.V.(b)	423,400	528,020
Philippines–1.31%
Ayala Land, Inc.	1,980,130	1,401,283
Megaworld Corp.	4,468,300	329,824
SM Prime Holdings, Inc.	543,200	391,843
		2,122,950
Singapore–2.82%
Ascendas India Trust	345,000	381,317
CapitaLand Integrated Commercial Trust	632,600	1,022,565
City Developments Ltd.	195,100	1,159,816
Keppel DC REIT	109,300	219,642
Mapletree Commercial Trust	541,600	855,585
Mapletree Industrial Trust	457,400	933,050
		4,571,975

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Global Real Estate Fund

Shares		Value
South Africa–0.29%
Growthpoint Properties Ltd.	522,253	$467,097
Spain–1.19%
Cellnex Telecom S.A.(b)	7,917	455,904
Merlin Properties SOCIMI S.A.	144,134	1,472,823
		1,928,727
Sweden–1.39%
Fabege AB	69,678	939,077
Wihlborgs Fastigheter AB	69,643	1,320,720
		2,259,797
Thailand–0.66%
Central Pattana PCL, Foreign Shares	231,200	432,132
WHA Corp. PCL, Foreign Shares	5,719,300	638,523
		1,070,655
United Kingdom–3.18%
GCP Student Living PLC	233,887	499,797
Grainger PLC	163,907	602,978
Land Securities Group PLC	142,118	1,352,554
Segro PLC	59,321	766,900
Tritax Big Box REIT PLC	783,403	1,938,855
		5,161,084
United States–49.90%
American Homes 4 Rent, Class A	6,630	221,044
Apple Hospitality REIT, Inc.	104,599	1,524,007
AvalonBay Communities, Inc.	30,355	5,600,801
Boston Properties, Inc.	12,359	1,251,472
Brandywine Realty Trust	45,605	588,761
Brixmor Property Group, Inc.	69,354	1,403,031
Columbia Property Trust, Inc.	119,410	2,041,911
CubeSmart	26,625	1,007,224
CyrusOne, Inc.	33,391	2,261,239
DiamondRock Hospitality Co.(a)	170,723	1,758,447
Digital Realty Trust, Inc.	15,529	2,187,104
Duke Realty Corp.	62,863	2,635,846
Essential Properties Realty Trust, Inc.	25,582	584,037
Extra Space Storage, Inc.	27,538	3,650,162
First Industrial Realty Trust, Inc.	34,882	1,597,247
Highwoods Properties, Inc.	19,739	847,593
Shares		Value
United States–(continued)
Host Hotels & Resorts, Inc.	79,725	$1,343,366
Invitation Homes, Inc.	121,227	3,878,052
JBG SMITH Properties	26,200	832,898
Kilroy Realty Corp.	12,455	817,422
Life Storage, Inc.	11,508	989,113
Mid-America Apartment Communities, Inc.	14,460	2,087,446
NETSTREIT Corp.	18,131	335,242
Omega Healthcare Investors, Inc.	16,813	615,860
Prologis, Inc.	65,000	6,890,000
Public Storage	8,899	2,195,917
QTS Realty Trust, Inc., Class A	17,004	1,054,928
Regency Centers Corp.	19,087	1,082,424
Retail Opportunity Investments Corp.	60,594	961,627
Rexford Industrial Realty, Inc.	52,504	2,646,202
RLJ Lodging Trust	71,842	1,112,114
Simon Property Group, Inc.	38,562	4,387,199
SITE Centers Corp.	127,953	1,735,043
Sunstone Hotel Investors, Inc.	96,196	1,198,602
UDR, Inc.	123,847	5,431,929
Urban Edge Properties	112,514	1,858,731
Ventas, Inc.	53,916	2,875,879
Vornado Realty Trust	24,996	1,134,568
Welltower, Inc.	73,780	5,284,861
Xenia Hotels & Resorts, Inc.	53,347	1,040,266
		80,949,615
Total Common Stocks & Other Equity Interests (Cost $140,902,446)		160,863,126
Money Market Funds–0.84%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e)	468,554	468,554
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(d)(e)	360,610	360,754
Invesco Treasury Portfolio, Institutional Class, 0.01%(d)(e)	535,490	535,490
Total Money Market Funds (Cost $1,364,785)		1,364,798
TOTAL INVESTMENTS IN SECURITIES—100.01% (Cost $142,267,231)		162,227,924
OTHER ASSETS LESS LIABILITIES–(0.01)%		(19,878)
NET ASSETS–100.00%		$162,208,046
Investment Abbreviations:
REIT	– Real Estate Investment Trust
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Global Real Estate Fund

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2021 was $4,263,012, which represented 2.63% of the Fund’s Net Assets.
(c)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2021.

	Value December 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value March 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$801,050	$2,147,972	$(2,480,468)	$-	$-	$468,554	$32
Invesco Liquid Assets Portfolio, Institutional Class	598,192	1,534,266	(1,771,763)	54	5	360,754	27
Invesco Treasury Portfolio, Institutional Class	915,486	2,454,825	(2,834,821)	-	-	535,490	12
Total	$2,314,728	$6,137,063	$(7,087,052)	$54	$5	$1,364,798	$71

(e)	The rate shown is the 7-day SEC standardized yield as of March 31, 2021.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Global Real Estate Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$4,834,298	$—	$4,834,298
Belgium	—	1,556,334	—	1,556,334
Brazil	1,003,364	—	—	1,003,364
Canada	4,027,942	—	—	4,027,942
China	—	9,469,184	—	9,469,184
France	—	1,963,735	—	1,963,735
Germany	—	10,414,709	—	10,414,709
Hong Kong	—	10,495,491	—	10,495,491
India	—	213,829	—	213,829
Indonesia	—	403,100	—	403,100
Italy	—	740,695	—	740,695
Japan	—	16,680,523	—	16,680,523
Malta	—	—	2	2
Mexico	528,020	—	—	528,020
Philippines	—	2,122,950	—	2,122,950
Singapore	—	4,571,975	—	4,571,975
South Africa	—	467,097	—	467,097
Spain	—	1,928,727	—	1,928,727
Sweden	—	2,259,797	—	2,259,797
Thailand	—	1,070,655	—	1,070,655
United Kingdom	—	5,161,084	—	5,161,084
United States	80,949,615	—	—	80,949,615
Money Market Funds	1,364,798	—	—	1,364,798
Total Investments	$87,873,739	$74,354,183	$2	$162,227,924
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco V.I. Global Real Estate Fund